Sales revenues	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Sales revenues
24.	Sales revenues

	2017	2016	2015
Diesel	25,049	25,524	30,532
Automotive gasoline	16,765	16,263	16,320
Liquefied petroleum gas	3,999	3,083	2,881
Jet fuel	3,131	2,573	3,325
Naphtha	2,637	2,472	2,594
Fuel oil (including bunker fuel)	1,392	1,167	2,297
Other oil products	3,775	3,372	3,468

Subtotal oil products	56,748	54,454	61,417

Natural gas	5,174	3,952	5,894
Ethanol, nitrogen products and renewables	3,878	3,743	3,868
Electricity	3,620	1,942	3,944
Services and others	913	811	906

Domestic market	70,333	64,902	76,029

Exports	13,075	8,439	9,692
Sales abroad (*)	5,419	8,064	11,593

Foreign market	18,494	16,503	21,285

Sales revenues (**)	88,827	81,405	97,314

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports. In 2016, it includes sales revenues from the former subsidiary PESA.
(**)	Sales revenues by business segment are set out in note 29.

As shown in note 6.1, IFRS 15 provisions will govern the accounting treatment for revenues from contracts with customers from January 1, 2018.

In 2017, there was no customer whose sales revenues expressed 10% or more of the Company’s sales revenues. In 2016, sales from transactions with two customers reached approximately 10% or more of the Company’s sales revenue, totaling US$ 8,640 and US$ 7,691 (US$ 9,793 and US$ 8,146 in 2015). These sales revenues mainly impacted the Refining, Transportation and Marketing (RT&M) business segment.